UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5896

DWS Target Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Target 2014 Fund

	Shares	Value ($)

Common Stocks 28.3%
Consumer Discretionary 2.9%
Automobiles 0.3%
Toyota Motor Corp. (ADR)	1,030	121,540
Hotels Restaurants & Leisure 0.6%
McDonald’s Corp.	4,480	187,801
Starwood Hotels & Resorts Worldwide, Inc.	1,370	81,844

		269,645
Media 0.8%
Comcast Corp. “A”*	1,280	52,058
McGraw-Hill Companies, Inc.	430	27,593
News Corp. “A”	6,100	127,185
Omnicom Group, Inc.	850	86,233
Walt Disney Co.	1,690	53,167

		346,236
Multiline Retail 0.6%
Federated Department Stores, Inc.	2,550	111,971
J.C. Penney Co., Inc.	2,080	156,478

		268,449
Specialty Retail 0.3%
Best Buy Co., Inc.	1,020	56,355
Staples, Inc.	3,600	92,844

		149,199
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.*	3,100	122,884
Consumer Staples 2.7%
Beverages 0.7%
PepsiCo, Inc.	5,000	317,200
Food & Staples Retailing 0.3%
Walgreen Co.	3,210	140,213
Food Products 0.2%
Dean Foods Co.*	2,000	83,780
Household Products 1.0%
Procter & Gamble Co.	7,080	448,801
Tobacco 0.5%
Altria Group, Inc.	2,540	206,578
Energy 2.7%
Energy Equipment & Services 0.5%
Cameron International Corp.*	2,000	100,200
Schlumberger Ltd.	1,720	108,498

		208,698
Oil, Gas & Consumable Fuels 2.2%
ExxonMobil Corp.	4,812	343,673
Hess Corp.	1,430	60,632
Marathon Oil Corp.	1,410	121,824

Occidental Petroleum Corp.	3,560	167,106
Total SA (ADR)	2,250	153,315
Valero Energy Corp.	2,700	141,291

		987,841
Financials 6.3%
Capital Markets 2.6%
Bank of New York Co., Inc.	7,440	255,713
Lehman Brothers Holdings, Inc.	2,820	219,509
Mellon Financial Corp.	1,150	44,620
Merrill Lynch & Co., Inc.	2,110	184,456
Morgan Stanley	1,510	115,409
The Goldman Sachs Group, Inc.	830	157,526
UBS AG (Registered)	3,080	184,307

		1,161,540
Commercial Banks 1.5%
Unibanco - Uniao de Bancos Brasileiros SA (ADR)	1,080	85,050
US Bancorp	930	31,471
Wachovia Corp.	4,910	272,505
Wells Fargo & Co.	7,660	277,982

		667,008
Consumer Finance 0.2%
SLM Corp.	1,790	87,137
Diversified Financial Services 1.1%
Bank of America Corp.	6,000	323,220
JPMorgan Chase & Co.	1,580	74,955
Moody’s Corp.	1,130	74,919

		473,094
Insurance 0.9%
American International Group, Inc.	3,270	219,646
Loews Corp.	1,250	48,650
MetLife, Inc.	2,530	144,539

		412,835
Health Care 3.5%
Biotechnology 0.1%
Amgen, Inc.*	970	73,633
Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	6,110	280,877
C.R. Bard, Inc.	1,310	107,367

		388,244
Health Care Providers & Services 0.8%
Cardinal Health, Inc.	1,170	76,576
UnitedHealth Group, Inc.	3,650	178,047
WellPoint, Inc.*	1,380	105,322

		359,945
Life Sciences Tools & Services 0.4%
Fisher Scientific International, Inc.*	2,100	179,802
Pharmaceuticals 1.3%
Abbott Laboratories	1,419	67,417
AstraZeneca PLC (ADR)	680	39,916
Johnson & Johnson	1,798	121,185
Merck & Co., Inc.	580	26,344
Novartis AG (ADR)	2,640	160,327
Sanofi-Aventis (ADR)	700	29,883
Wyeth	2,520	128,595

		573,667

Industrials 3.0%
Aerospace & Defense 0.9%
Boeing Co.	1,510	120,589
Honeywell International, Inc.	5,100	214,812
United Technologies Corp.	1,110	72,949

		408,350
Electrical Equipment 0.3%
Emerson Electric Co.	1,490	125,756
Industrial Conglomerates 1.5%
General Electric Co.	13,930	489,082
Tyco International Ltd.	5,850	172,166

		661,248
Machinery 0.3%
PACCAR, Inc.	2,520	149,209
Information Technology 4.4%
Communications Equipment 1.3%
Cisco Systems, Inc.*	15,670	378,117
Motorola, Inc.	4,820	111,149
QUALCOMM, Inc.	2,060	74,964

		564,230
Computers & Peripherals 0.5%
Apple Computer, Inc.*	1,850	149,998
International Business Machines Corp.	750	69,247

		219,245
Internet Software & Services 0.3%
eBay, Inc.*	3,850	123,701
IT Services 0.4%
Automatic Data Processing, Inc.	4,110	203,198
Semiconductors & Semiconductor Equipment 0.6%
Applied Materials, Inc.	6,080	105,731
ASML Holding NV (NY Registered Shares)*	5,560	126,990
Maxim Integrated Products, Inc.	1,450	43,515

		276,236
Software 1.3%
Adobe Systems, Inc.*	2,110	80,708
Electronic Arts, Inc.*	930	49,188
Microsoft Corp.	9,440	271,022
Symantec Corp.*	8,330	165,267

		566,185
Materials 0.8%
Chemicals 0.2%
Monsanto Co.	1,320	58,371
PPG Industries, Inc.	720	49,248

		107,619
Metals & Mining 0.4%
Companhia Vale do Rio Doce (ADR)	1,960	49,862
Rio Tinto PLC (ADR)	561	124,200

		174,062
Paper & Forest Products 0.2%
Weyerhaeuser Co.	1,480	94,113
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.8%
AT&T, Inc.	7,610	260,643

Verizon Communications, Inc.	2,100	77,700

		338,343
Wireless Telecommunication Services 0.2%
American Tower Corp. “A”*	2,410	86,808
Utilities 1.0%
Electric Utilities 0.7%
Allegheny Energy, Inc.*	2,630	113,169
Entergy Corp.	660	56,648
Exelon Corp.	1,910	118,381

		288,198
Independent Power Producers & Energy Traders 0.3%
TXU Corp.	2,340	147,724

Total Common Stocks (Cost $10,347,232)		12,582,194
	Principal Amount ($)	Value ($)

US Treasury Obligations 72.0%
US Treasury STRIPS 4.475%**, 11/15/2014 (Cost $32,376,557)	46,215,000	31,987,527

	Contracts	Value ($)
Put Options Purchased 0.0%
Lehman Brothers Holdings, Inc., expiring 11/18/2006, Strike Price $70.0	26	520
Merrill Lynch & Co., Inc., expiring 11/18/2006, Strike Price $75.0	25	125
Morgan Stanley, expiring 11/18/2006, Strike Price $70.0	23	460
The Goldman Sachs Group, Inc., expiring 11/18/2006, Strike Price $165.0	12	180

Total Put Options Purchased (Cost $16,171)		1,285

	Shares	Value ($)
Cash Equivalents 0.1%
Cash Management QP Trust, 5.31% (a) (Cost $14,163)	14,163	14,163
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 42,754,123)	100.4	44,585,169
Other Assets and Liabilities, Net	(0.4)	(155,956)

Net Assets	100.0	44,429,213

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*		Non-income producing security.
**		Bond equivalent yield to maturity; not a coupon rate.
(a)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
STRIPS: Separate Trading of Registered Interest and Principal Securities.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Target 2014 Fund, a series of DWS Target Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006